Fees Summary	Oct. 09, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 566,387.64
Total Fee Amount	49.28
Total Offset Amount	0.00
Net Fee	$ 49.28
Offering Table N/A
Offset Table N/A	N/A